Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity
9. Stockholders’ equity
Preferred stock
The Company has authorized 10,000,000 shares of $0.001 par value preferred stock of which no shares were issued or outstanding as of March 31, 2023.
Common Stock
The Company has authorized 200,000,000 shares of $0.001 par value common stock of which there were 35,751,956 and 35,262,083 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively. Common shares are voting, and dividends may be paid when, as and if declared by the Board of Directors.
The Company has reserved the following shares of common stock for future issuance as of March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Stock options outstanding	5,600,088	5,742,053
Shares available for future grant under incentive plans	1,690,405	988,216

	7,290,493	6,730,269

Equity Offerings
On December 10, 2021, the Company entered into an Equity Distribution Agreement (the Sales Agreement) with Oppenheimer & Co. Inc. (the Sales Agent) to sell shares of the Company’s common stock, par value $0.001 per share, with aggregate gross sales proceeds of up to $125,000, from time to time, through an “at the market” equity offering program.
Issuance costs incurred related to the Sales Agreement are classified as long-term assets on the balance sheet at March 31, 2023. During the three months ended March 31, 2022, the Company sold 12,767 shares of common stock under the ATM program for net proceeds of approximately $50. No shares were sold during the three months ended March 31, 2023.

8. Stockholders’ equity
Preferred stock
The Company has authorized 10,000,000 shares of $0.001 par value preferred stock of which no shares were issued or outstanding as of December 31, 2022.
Common stock
The Company has authorized 200,000,000 shares of $0.001 par value common stock of which 35,262,083 were issued and outstanding as of December 31, 2022. Common shares are voting, and dividends may be paid when, as and if declared by the Board of Directors.
The Company has reserved the following shares of common stock for future issuance as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Stock options outstanding	5,742,053	6,830,037
Shares available for future grant under stock option plan	988,216	1,552,630

	6,730,269	8,382,667

Equity Offerings
On December 10, 2021, the Company entered into an Equity Distribution Agreement (Sales Agreement) with Oppenheimer & Co. Inc. (Sales Agent) to sell shares of the Company’s common stock, par value $0.001 per share, with aggregate gross sales proceeds of up to $125,000, from time to time, through an “at the market” equity offering program. Subject to the terms and conditions of the Sales Agreement, the Sales Agent may sell the shares by methods deemed to be an “at the market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, including sales made through The Nasdaq Global Select Market, on any other existing trading market for the Common Stock, to or through a market maker, or, if expressly authorized by the Company, in privately negotiated transactions. The Company or Sales Agent may terminate the Sales Agreement upon notice to the other party and subject to other conditions. The Company will pay the Sales Agent a commission equal to 3.0% of the gross proceeds of any Common Stock sold through the Sales Agent under the Sales Agreement and has provided the Sales Agent with customary indemnification rights.
Issuance costs incurred related to the Sales Agreement are classified as long-term assets on the balance sheet at December 31, 2022.